CONSOLIDATED STATEMENT OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF INCOME
REVENUE	$ 492,518,000	$ 660,838,000	$ 756,625,000
Production and operating costs	(141,059,000)	(164,034,000)	(232,325,000)
Geological and geophysical expenses	(10,538,000)	(12,595,000)	(11,192,000)
Administrative expenses	(40,544,000)	(49,534,000)	(43,969,000)
Selling expenses	(20,909,000)	(14,914,000)	(13,084,000)
Depreciation	(117,190,000)	(130,659,000)	(120,934,000)
Write-off of unsuccessful exploration efforts	(13,422,000)	(14,779,000)	(29,563,000)
Impairment loss for non-financial assets	(30,989,000)	0	(13,332,000)
Other (expenses) income, net	(7,324,000)	(777,000)	(21,319,000)
OPERATING PROFIT	110,543,000	273,546,000	270,907,000
Financial expenses	(76,324,000)	(51,551,000)	(45,815,000)
Financial income	21,718,000	8,016,000	6,237,000
Foreign exchange (loss) gain	(7,286,000)	12,160,000	(16,820,000)
PROFIT BEFORE INCOME TAX	48,651,000	242,171,000	214,509,000
Income tax benefit (expense)	1,016,000	(145,792,000)	(103,441,000)
PROFIT FOR THE YEAR	$ 49,667,000	$ 96,379,000	$ 111,068,000
Earnings per share (in US$). Basic	$ 0.96	$ 1.84	$ 1.95
Earnings per share (in US$). Diluted	$ 0.95	$ 1.81	$ 1.94